Segment information	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Segment information
22. Segment information:

The Company manages and reports the results of its business through three segments: OEM, Independent Aftermarket ("IAM"), and Corporate. This reflects the manner in which operating decisions and assessing business performance is currently managed by the Chief Operating Decision Maker ("CODM").

As discussed in note 7, the CWI joint venture ended as at December 31, 2021 and the Company's 50% share in the joint venture was sold to Cummins on February 7, 2022. The Company recorded the gain on sale of investment during the three months ended March 31, 2022 and no longer considered it as an operating segment; however, the income from the investment in the CWI joint venture remained as the Corporate equity income in 2021.
Financial information by business segment as follows:

	Year ended December 31, 2022
	Revenue	Operating income (loss)	Depreciation & amortization	Equity income
OEM	$198,036	$(32,000)	$8,205	$930
IAM	107,662	2,340	3,162	—
Corporate	—	(20,606)	433	—
Total consolidated	$305,698	$(50,266)	$11,800	$930

	Year ended December 31, 2021
	Revenue	Operating income (loss)	Depreciation & amortization	Equity income
OEM	$195,476	$(22,259)	$8,654	$773
IAM	116,936	2,046	5,113	—
Corporate	—	(10,333)	268	32,968
Total consolidated	$312,412	$(30,546)	$14,035	$33,741

	Years ended December 31,
	2022	2021
Total additions to long-lived assets, excluding business combinations:
OEM	$11,178	$9,878
IAM	2,754	2,493
Corporate	597	1,787
Total consolidated	$14,529	$14,158

	% of total revenue
	Years ended December 31,
	2022	2021
Europe	64%	66%
Americas	12%	11%
Asia	15%	12%
Africa	5%	7%
Other	4%	4%

During the year ended December 31, 2022, total revenue of $43,265 (year ended December 31, 2021 - $49,683), or 14% (year ended December 31, 2021 - 16%) of total revenue, was generated from the Company's OEM launch partner.

As at December 31, 2022, total goodwill of $2,958 (December 31, 2021 - $3,121) was allocated to the IAM segment.

As at December 31, 2022, total long-term investments of $1,972 (December 31, 2021 - $1,972) were allocated to the Corporate segment and $2,657 (December 31, 2021 - $1,852) to the OEM segment.

Total assets are allocated as follows:

	Total assets by operating segment
	Years ended December 31,
	2022	2021
OEM	$241,795	$193,928
IAM	145,377	148,745
Corporate	20,279	128,640
Total consolidated assets	$407,451	$471,313
The Company’s long-lived assets consist of property, plant and equipment, intangible assets and goodwill.

Long-lived assets information by geographic area:

December 31, 2022	Property, plant and equipment	Intangible assets and goodwill	Total
Italy	$20,382	$7,688	$28,070
Canada	25,199	129	25,328
Rest of Europe	9,032	2,958	11,990
Asia Pacific	8,028	—	8,028
Total consolidated long-lived assets	$62,641	$10,775	$73,416

December 31, 2021	Property, plant and equipment	Intangible assets and goodwill	Total
Italy	$21,140	$9,131	$30,271
Canada	29,095	155	29,250
Rest of Europe	9,480	3,121	12,601
Asia Pacific	4,705	—	4,705
Total consolidated long-lived assets	$64,420	$12,407	$76,827